Form N-1A Cover	May 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VALIC Co I
Entity Central Index Key	0000719423
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	Oct. 01, 2025